Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2020
Financial risk management objectives and policies
Schedule of credit quality and the maximum exposure to credit risk and year-end staging classification

As at 31 December 2020	12‑month	Life-time
	ECLs	ECLs	Total
	Stage 1	Simplified approach
Trade receivables*	—	278,547	278,547
Amounts due from related parties
-Normal**	10,129	—	10,129
Financial assets included in prepayments and other current assets
-Normal**	17,868	—	17,868
Restricted cash
-Not yet past due	350	—	350
Cash and cash equivalents
-Not yet past due	640,429	—	640,429

	668,776	278,547	947,323

As at 31 December 2019	12‑month	Life-time
	ECLs	ECLs	Total
	Stage 1	Simplified approach
Trade receivables*	—	280,250	280,250
Amounts due from related parties
-Normal**	66,923	—	66,923
Financial assets included in prepayments and other current assets
-Normal**	10,019	—	10,019
Restricted cash
-Not yet past due	377,065	—	377,065
Cash and cash equivalents
-Not yet past due	1,353,300	—	1,353,300

	1,807,307	280,250	2,087,557

*     For trade receivables to which the Group applies the simplified approach for impairment, information based on the provision matrix is disclosed in Note 15 to the financial statements, respectively.

**   The credit quality of amounts due from related parties and the financial assets included in prepayments and other assets is considered to be “normal” when they are not past due and there is no information indicating

Schedule of maturity profile of the Group's financial liabilities

		Within	In the second	In the third to	Over
2020	On demand	one year	year	fifth year	five years	Total

Interest-bearing loans and borrowings	—	144,864	236,753	1,250,110	1,097,904	2,729,631
Lease liabilities	—	186,764	185,729	508,260	1,708,341	2,589,094
Trade payables	89,056					89,056
Financial liabilities included in accrued expenses and other current liabilities liabilities	327,687					327,687
Amounts due to related parties	3,283					3,283

		Within	In the second	In the third to	Over
2019	On demand	one year	year	fifth year	five years	Total

Interest-bearing loans and borrowings	—	550,056	143,023	865,053	1,712,493	3,270,625
Lease liabilities	—	190,041	177,846	516,066	1,868,076	2,752,029
Trade payables	99,082	—	—	—	—	99,082
Financial liabilities included in accrued expenses and other current liabilities liabilities	542,618	—	—	—	—	542,618
Amounts due to related parties	4,045	—	—	—	—	4,045

Schedule of gearing ratios

	2020	2019
		(Restated)
Total debt (Note 18)	2,060,676	2,461,258
Equity	7,461,883	7,872,988

Total capital	9,522,559	10,334,246

Gearing ratio	21.6%	23.8%